NOTES RELATED TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF INCOME (LOSS) - Summary of Personal Expenses (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Research and development expenses
Disclosure Of Employee Benefits Expense [Line Items]
Wages and salaries	€ 1,937	€ 5,151
Share-based payments (employees and executive management)	147	(10)
Social security expenses	556	1,530
Restructuring charge		1,691
Total personnel expenses	2,640	8,362
General and administrative expenses
Disclosure Of Employee Benefits Expense [Line Items]
Wages and salaries	2,082	2,051
Share-based payments (employees and executive management)	230	304
Social security expenses	645	766
Restructuring charge		167
Total personnel expenses	2,957	3,288
R&D | Research and development expenses
Disclosure Of Employee Benefits Expense [Line Items]
Wages and salaries	603	533
Share-based payments (employees and executive management)	33	17
Social security expenses	275	235
Restructuring charge
Total personnel expenses	911	785
Regulatory | Research and development expenses
Disclosure Of Employee Benefits Expense [Line Items]
Wages and salaries	287	381
Share-based payments (employees and executive management)	0
Social security expenses	61	86
Restructuring charge
Total personnel expenses	348	467
Clinical studies | Research and development expenses
Disclosure Of Employee Benefits Expense [Line Items]
Wages and salaries	1,047	4,237
Share-based payments (employees and executive management)	114	(27)
Social security expenses	220	1,209
Restructuring charge		1,691
Total personnel expenses	€ 1,381	€ 7,110